Distribution Date:	11/10/23	GS Mortgage Securities Corporation II
Determination Date:	11/06/23
Next Distribution Date:	12/12/23
Record Date:	10/31/23	Commercial Mortgage Pass-Through Certificates
Series 2014-GC18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Wells Fargo Bank, National Association
Additional Information	6		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7		Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15
		Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23	Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	24		Karlene Benvenuto		karlene.benvenuto@db.com
			1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	25
		Controlling Class	BPC AS LLC
Historical Bond / Collateral Loss Reconciliation Detail	26-27	Representative
Interest Shortfall Detail - Collateral Level	28		-
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36252RAC3	1.298000%	56,812,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252RAF6	2.924000%	116,213,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252RAJ8	3.801000%	216,747,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36252RAM1	4.074000%	301,979,000.00	146,213,830.79	90,970,191.00	496,395.96	0.00	0.00	91,466,586.96	55,243,639.79	79.30%	30.00%
A-AB	36252RAQ2	3.648000%	87,793,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36252RAZ2	4.383000%	68,210,000.00	68,210,000.00	0.00	249,137.02	0.00	0.00	249,137.02	68,210,000.00	53.75%	23.88%
B	36252RBC2	4.885000%	76,563,000.00	76,563,000.00	0.00	311,675.21	0.00	0.00	311,675.21	76,563,000.00	25.06%	17.00%
C	36252RBJ7	5.258094%	44,545,000.00	44,545,000.00	0.00	195,184.84	0.00	0.00	195,184.84	44,545,000.00	8.37%	13.00%
D	36252RAG4	5.258094%	55,682,000.00	22,342,212.76	0.00	597,519.58	0.00	3,697.80	597,519.58	22,338,514.96	0.00%	8.00%
E*	36252RAK5	3.722000%	22,273,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	6.00%
F	36252RAN9	3.722000%	12,528,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.88%
G	36252RAR0	3.722000%	54,290,128.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36252RAU3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,113,635,129.00	357,874,043.55	90,970,191.00	1,849,912.61	0.00	3,697.80	92,820,103.61	266,900,154.75

X-A	36252RAT6	1.085799%	847,754,000.00	214,423,830.79	0.00	194,017.63	643,352.06	0.00	837,369.69	123,453,639.79
X-B	36252RAW9	0.373094%	76,563,000.00	76,563,000.00	0.00	23,804.35	0.00	0.00	23,804.35	76,563,000.00
X-C	36252RAA7	5.258094%	22,273,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	36252RAD1	5.258094%	66,818,128.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,013,408,128.00	290,986,830.79	0.00	217,821.98	643,352.06	0.00	861,174.04	200,016,639.79

Deal Distribution Total					90,970,191.00	2,067,734.59	643,352.06	3,697.80	93,681,277.65

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252RAC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252RAF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252RAJ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36252RAM1	484.18542611	301.24674563	1.64380954	0.00000000	0.00000000	0.00000000	0.00000000	302.89055517	182.93868047
A-AB	36252RAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36252RAZ2	1,000.00000000	0.00000000	3.65249993	0.00000000	0.00000000	0.00000000	0.00000000	3.65249993	1,000.00000000
B	36252RBC2	1,000.00000000	0.00000000	4.07083330	0.00000000	0.00000000	0.00000000	0.00000000	4.07083330	1,000.00000000
C	36252RBJ7	1,000.00000000	0.00000000	4.38174520	0.00000000	0.00000000	0.00000000	0.00000000	4.38174520	1,000.00000000
D	36252RAG4	401.24659244	0.00000000	10.73092885	(7.58555548)	0.00000000	0.00000000	0.06640925	10.73092885	401.18018318
E	36252RAK5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
F	36252RAN9	0.00000000	0.00000000	0.00000000	0.00000000	52.55785281	0.00000000	0.00000000	0.00000000	0.00000000
G	36252RAR0	0.00000000	0.00000000	0.00000000	0.00000000	65.73744788	0.00000000	0.00000000	0.00000000	0.00000000
R	36252RAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252RAT6	252.93166507	0.00000000	0.22886077	0.00000000	0.00000000	0.75889003	0.00000000	0.98775080	145.62436720
X-B	36252RAW9	1,000.00000000	0.00000000	0.31091193	0.00000000	0.00000000	0.00000000	0.00000000	0.31091193	1,000.00000000
X-C	36252RAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-D	36252RAD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	10/01/23 - 10/30/23	30	0.00	496,395.96	0.00	496,395.96	0.00	0.00	0.00	496,395.96	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	10/01/23 - 10/30/23	30	0.00	194,017.63	0.00	194,017.63	0.00	0.00	0.00	194,017.63	0.00
A-S	10/01/23 - 10/30/23	30	0.00	249,137.02	0.00	249,137.02	0.00	0.00	0.00	249,137.02	0.00
B	10/01/23 - 10/30/23	30	0.00	311,675.21	0.00	311,675.21	0.00	0.00	0.00	311,675.21	0.00
C	10/01/23 - 10/30/23	30	0.00	195,184.84	0.00	195,184.84	0.00	0.00	0.00	195,184.84	0.00
X-B	10/01/23 - 10/30/23	30	0.00	23,804.35	0.00	23,804.35	0.00	0.00	0.00	23,804.35	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	10/01/23 - 10/30/23	30	420,536.22	97,897.89	0.00	97,897.89	(422,378.90)	77,242.77	0.00	597,519.58	0.00
E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F	N/A	N/A	658,444.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	658,444.78
G	N/A	N/A	3,568,894.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,568,894.46
Totals			4,647,875.46	1,568,112.90	0.00	1,568,112.90	(422,378.90)	77,242.77	0.00	2,067,734.59	4,227,339.24

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36252RAZ2	4.383000%	68,210,000.00	68,210,000.00	0.00	249,137.02	0.00	0.00	249,137.02	68,210,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36252RBC2	4.885000%	76,563,000.00	76,563,000.00	0.00	311,675.21	0.00	0.00	311,675.21	76,563,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36252RBJ7	5.258094%	44,545,000.00	44,545,000.00	0.00	195,184.84	0.00	0.00	195,184.84	44,545,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			189,318,000.03	189,318,000.00	0.00	755,997.07	0.00	0.00	755,997.07	189,318,000.00

Exchangeable Certificate Details
PEZ	36252RBF5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

	Additional Information

Total Available Distribution Amount (1)	93,681,277.65
Specially Serviced Loans not Delinquent
Number of Outstanding Loans	2
Aggregate Unpaid Principal Balance	13,767,063.23
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,575,908.11	Master Servicing Fee	6,300.56
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	884.45
Interest Adjustments	61,338.20	Trustee Fee	83.21
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	154.08
ARD Interest	0.00	Operating Advisor Fee	372.88
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,637,246.31	Total Fees	7,795.18

Principal		Expenses/Reimbursements
Scheduled Principal	57,325,288.29	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(298,283.49)
Principal Prepayments	33,648,600.51	Special Servicing Fees (Monthly)	(140,000.00)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(3,697.80)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	90,970,191.00	Total Expenses/Reimbursements	(438,283.49)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	643,352.06	Interest Distribution	2,067,734.59
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	90,970,191.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	643,352.06
		Borrower Option Extension Fees	0.00
Total Other Collected	643,352.06	Total Payments to Certificateholders and Others	93,681,277.65
Total Funds Collected	93,250,789.37	Total Funds Distributed	93,250,789.34

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	357,874,043.55	357,874,043.55	Beginning Certificate Balance	357,874,043.55
(-) Scheduled Principal Collections	57,325,288.29	57,325,288.29	(-) Principal Distributions	90,970,191.00
(-) Unscheduled Principal Collections	33,648,600.51	33,648,600.51	(-) Realized Losses	3,697.80
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	3,697.80
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	3,697.80	3,697.80	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	266,900,154.75	266,900,154.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	359,213,677.29	359,213,677.29	Ending Certificate Balance	266,900,154.75
Ending Actual Collateral Balance	266,928,769.32	266,928,769.32

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.26%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	32,808,447.96	12.29%	1	5.1874	NAP	Defeased	6	32,808,447.96	12.29%	1	5.1874	NAP
3,000,000 or less	1	1,072,793.70	0.40%	0	5.1200	6.025400	1.30 or less	4	42,031,198.54	15.75%	2	5.4492	1.061348
3,000,001 to 5,000,000	3	10,876,855.92	4.08%	1	5.4729	1.862461	1.31-1.40	1	6,941,014.34	2.60%	2	5.2100	1.369800
5,000,001 to 10,000,000	5	33,341,898.80	12.49%	1	5.1795	1.640981	1.41-1.50	1	88,658,176.82	33.22%	2	4.9100	1.422500
10,000,001 to 15,000,000	2	24,767,063.23	9.28%	2	5.0502	1.593807	1.51-1.60	1	3,714,158.34	1.39%	2	5.3675	1.584800
15,000,001 to 20,000,000	2	31,862,706.74	11.94%	2	5.3210	1.641261	1.61-1.70	2	27,045,145.62	10.13%	2	5.1331	1.627336
20,000,001 to 30,000,000	2	43,512,211.58	16.30%	2	5.0125	1.776222	1.71-1.80	1	3,051,365.94	1.14%	0	5.1000	1.754400
30,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 100,000,000	1	88,658,176.82	33.22%	2	4.9100	1.422500	1.91-2.00	1	23,000,000.00	8.62%	2	4.8800	1.915100
100,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01-2.10	1	16,085,274.02	6.03%	2	5.0395	2.103700
Totals	22	266,900,154.75	100.00%	2	5.0803	1.611324	2.11-2.20	1	4,111,331.64	1.54%	1	5.8450	2.193500
							2.21 or greater	3	19,454,041.53	7.29%	1	4.8104	2.787018
							Totals	22	266,900,154.75	100.00%	2	5.0803	1.611324
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	10	32,808,447.96	12.29%	1	5.1874	NAP
							Defeased	10	32,808,447.96	12.29%	1	5.1874	NAP
Alabama	1	6,083,811.37	2.28%	1	5.5800	1.118900
							Lodging	3	26,421,698.40	9.90%	2	5.5058	1.447528
Alaska	1	15,777,432.72	5.91%	2	5.6080	1.169800
							Mixed Use	2	111,658,176.82	41.84%	2	4.9038	1.523969
Arizona	1	88,658,176.82	33.22%	2	4.9100	1.422500
							Multi-Family	3	22,221,104.76	8.33%	1	5.1870	1.871548
Georgia	1	6,402,891.22	2.40%	1	5.1900	0.925300
							Retail	10	73,790,726.81	27.65%	2	5.1153	1.715800
Illinois	1	3,051,365.94	1.14%	0	5.1000	1.754400
							Totals	28	266,900,154.75	100.00%	2	5.0803	1.611324
Louisiana	1	13,767,063.23	5.16%	2	5.3300	0.974900

Maine	1	16,085,274.02	6.03%	2	5.0395	2.103700

Michigan	3	12,168,199.87	4.56%	1	5.0803	2.798487

Nevada	1	6,941,014.34	2.60%	2	5.2100	1.369800

New Mexico	1	4,111,331.64	1.54%	1	5.8450	2.193500

New York	1	23,000,000.00	8.62%	2	4.8800	1.915100

Ohio	3	20,512,211.58	7.69%	2	5.1610	1.620500

Texas	2	17,532,934.04	6.57%	1	4.8287	2.100270

Totals	28	266,900,154.75	100.00%	2	5.0803	1.611324

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	32,808,447.96	12.29%	1	5.1874	NAP	Defeased	6	32,808,447.96	12.29%	1	5.1874	NAP
	4.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	1	11,000,000.00	4.12%	1	4.7000	2.368400	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	3	119,039,424.65	44.60%	2	4.9054	1.611785	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	7	60,598,484.84	22.70%	2	5.1212	1.734364	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	2	17,481,221.57	6.55%	2	5.3380	1.104483	49 months or greater	16	234,091,706.79	87.71%	2	5.0653	1.608804
	5.501% to 5.750%	2	21,861,244.09	8.19%	2	5.6002	1.155635	Totals	22	266,900,154.75	100.00%	2	5.0803	1.611324
	5.751% or greater	1	4,111,331.64	1.54%	1	5.8450	2.193500
	Totals	22	266,900,154.75	100.00%	2	5.0803	1.611324
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	32,808,447.96	12.29%	1	5.1874	NAP	Defeased	6	32,808,447.96	12.29%	1	5.1874	NAP
	60 months or less	16	234,091,706.79	87.71%	2	5.0653	1.608804	Interest Only	2	34,000,000.00	12.74%	2	4.8218	2.061756
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	14	200,091,706.79	74.97%	2	5.1067	1.531838
	Totals	22	266,900,154.75	100.00%	2	5.0803	1.611324	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	22	266,900,154.75	100.00%	2	5.0803	1.611324
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	32,808,447.96	12.29%	1	5.1874	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	15	213,579,495.21	80.02%	2	5.0561	1.607681
	13 months to 24 months	1	20,512,211.58	7.69%	2	5.1610	1.620500
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	22	266,900,154.75	100.00%	2	5.0803	1.611324
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	304101129	MU	Phoenix	AZ	Actual/360	4.910%	375,510.53	155,824.18	0.00	N/A	01/01/24	--	88,814,001.00	88,658,176.82	11/01/23
9	301490009	RT	Toledo	OH	Actual/360	5.161%	91,339.57	40,347.79	0.00	N/A	01/06/24	--	20,552,559.37	20,512,211.58	11/06/23
10	304101126	MU	New York	NY	Actual/360	4.880%	96,651.11	0.00	0.00	N/A	01/06/24	--	23,000,000.00	23,000,000.00	11/06/23
11	301490011	LO	Anchorage	AK	Actual/360	5.608%	76,342.57	31,391.84	0.00	N/A	01/06/24	--	15,808,824.56	15,777,432.72	11/06/23
12	301490012	RT	Bangor	ME	Actual/360	5.040%	69,932.60	29,826.48	0.00	N/A	01/06/24	--	16,115,100.50	16,085,274.02	11/06/23
19	695100244	MF	Baton Rouge	LA	Actual/360	5.330%	63,318.33	28,614.57	0.00	N/A	01/06/24	--	13,795,677.80	13,767,063.23	10/06/23
20	695100248	LO	Long Island City	NY	Actual/360	5.700%	124,832.40	12,935,999.01	0.00	N/A	01/06/24	--	12,935,999.01	0.00	11/06/23
23	304101104	MU	Lakeway	TX	Actual/360	4.950%	46,500.10	10,909,113.39	0.00	N/A	11/06/23	--	10,909,113.39	0.00	11/06/23
25	304101117	RT	Dallas	TX	Actual/360	4.700%	44,519.44	0.00	0.00	N/A	12/06/23	--	11,000,000.00	11,000,000.00	11/06/23
26	695100232	OF	Los Alamitos	CA	Actual/360	5.048%	39,008.44	19,555.41	0.00	N/A	12/06/23	--	8,973,874.95	8,954,319.54	11/06/23
27	301490027	RT	Various	TX	Actual/360	4.879%	37,234.86	8,862,571.10	0.00	N/A	11/06/23	--	8,862,571.10	0.00	10/06/23
28	301490028	MF	Various	Various	Actual/360	5.295%	40,544.04	8,892,049.43	0.00	N/A	11/06/23	--	8,892,049.43	0.00	11/06/23
31	301490031	MF	Brownstown Twsp.	MI	Actual/360	5.230%	37,539.17	8,335,348.14	0.00	N/A	01/06/24	--	8,335,348.14	0.00	11/06/23
33	695100243	IN	Romulus	MI	Actual/360	5.220%	36,519.41	17,139.43	0.00	N/A	01/06/24	--	8,124,450.90	8,107,311.47	11/06/23
37	695100228	MF	Various	VA	Actual/360	5.174%	33,297.39	15,978.14	0.00	N/A	12/06/23	--	7,473,510.35	7,457,532.21	11/06/23
38	301490038	MF	Southfield	MI	Actual/360	4.930%	31,405.60	16,524.05	0.00	N/A	11/06/23	--	7,397,771.88	7,381,247.83	11/06/23
40	695100238	RT	Las Vegas	NV	Actual/360	5.676%	28,330.14	5,796,250.10	0.00	N/A	01/06/24	--	5,796,250.10	0.00	11/06/23
43	301490043	OF	Canonsburg	PA	Actual/360	5.250%	32,380.47	7,162,499.83	0.00	N/A	11/06/23	--	7,162,499.83	0.00	11/06/23
44	695100245	RT	Las Vegas	NV	Actual/360	5.210%	31,206.02	14,696.33	0.00	N/A	01/06/24	--	6,955,710.67	6,941,014.34	11/06/23
45	301490045	LO	Bryan	TX	Actual/360	5.045%	28,445.50	14,183.36	0.00	N/A	01/06/24	--	6,547,117.40	6,532,934.04	11/06/23
46	695100225	RT	Gainesville	VA	Actual/360	4.910%	27,105.07	6,410,765.19	0.00	N/A	11/06/23	--	6,410,765.19	0.00	11/06/23
48	695100237	RT	Hampton	GA	Actual/360	5.190%	28,667.64	11,646.62	0.00	N/A	12/06/23	--	6,414,537.84	6,402,891.22	11/06/23
49	695100233	RT	Montgomery	AL	Actual/360	5.580%	29,291.52	12,237.82	0.00	N/A	12/06/23	--	6,096,049.19	6,083,811.37	11/06/23
56	301490056	IN	Charlotte	NC	Actual/360	5.246%	21,994.04	4,868,751.63	0.00	N/A	12/06/23	--	4,868,751.63	0.00	11/06/23
57	301490057	RT	Mansfield	TX	Actual/360	4.750%	19,385.29	4,739,357.48	0.00	N/A	11/06/23	--	4,739,357.48	0.00	11/06/23
58	695100229	LO	Tucumcari	NM	Actual/360	5.845%	20,758.64	13,015.91	0.00	N/A	12/06/23	--	4,124,347.55	4,111,331.64	11/06/23
60	301490060	RT	Troy	MI	Actual/360	5.367%	17,223.73	12,298.21	0.00	N/A	01/06/24	--	3,726,456.55	3,714,158.34	11/06/23
62	304101103	SS	Scottsdale	AZ	Actual/360	5.060%	17,263.70	3,962,087.45	0.00	N/A	11/06/23	--	3,962,087.45	0.00	11/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
64	304101101	LO	Indianapolis	IN	Actual/360	5.280%	15,502.46	3,409,631.55	0.00	N/A	11/06/23	--	3,409,631.55	0.00	11/06/23
65	304101115	MH	Phoenix	AZ	Actual/360	5.600%	15,271.79	10,269.05	0.00	N/A	12/06/23	--	3,166,961.62	3,156,692.57	11/06/23
68	304101108	RT	Aurora	IL	Actual/360	5.100%	13,429.83	6,659.31	0.00	N/A	11/06/23	--	3,058,025.25	3,051,365.94	11/06/23
70	301490070	MH	Various	MI	Actual/360	5.100%	10,745.61	2,446,817.68	0.00	N/A	11/06/23	--	2,446,817.68	0.00	11/06/23
71	695100234	SS	Various	GA	Actual/360	5.130%	11,722.13	5,711.30	0.00	N/A	12/06/23	--	2,653,566.10	2,647,854.80	11/06/23
72	304101111	RT	Indianapolis	IN	Actual/360	5.160%	11,064.22	5,335.06	0.00	N/A	12/06/23	--	2,490,072.43	2,484,737.37	11/06/23
73	301490073	RT	Auburn Hills	MI	Actual/360	5.367%	8,222.83	1,779,057.75	0.00	N/A	01/06/24	--	1,779,057.75	0.00	11/06/23
74	301490074	MF	Southfield	MI	Actual/360	5.120%	4,740.12	2,334.21	0.00	N/A	11/06/23	--	1,075,127.91	1,072,793.70	11/06/23
Totals							1,637,246.31	90,973,888.80	0.00				357,874,043.55	266,900,154.75

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	16,805,150.00	9,076,358.38	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,808,719.86	2,116,847.28	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,310,004.99	1,163,922.46	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,029,358.69	1,833,795.30	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,403,834.04	1,314,434.42	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,824,372.84	606,234.10	01/01/23	06/30/23	--	0.00	0.00	91,814.10	91,814.10	0.00	0.00
20	(1,403,159.00)	1,067,694.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,141,159.27	607,928.65	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,526,723.80	666,381.90	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,166,269.56	571,446.62	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,191,075.00	809,846.35	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,608,632.00	910,665.86	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,186,593.89	630,412.67	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	621,382.28	448,995.20	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	820,144.32	418,756.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	971,730.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	915,949.38	505,213.51	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	525,734.00	121,557.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	611,536.00	468,685.45	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	880,694.20	464,559.04	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	668,346.58	379,469.23	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1,063,395.40	1,005,289.40	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	537,959.00	434,593.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	445,363.00	220,955.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	169,117.67	148,237.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	274,272.46	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	42,830,087.61	26,266,551.49				0.00	0.00	91,814.10	91,814.10	0.00	0.00

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
20	695100248	12,935,999.01	Payoff w/ yield maintenance	0.00	643,352.06
31	301490031	8,317,790.75	Payoff Prior to Maturity	0.00	0.00
40	695100238	5,763,168.07	Payoff Prior to Maturity	0.00	0.00
56	301490056	4,858,456.25	Payoff Prior to Maturity	0.00	0.00
73	301490073	1,773,186.43	Payoff Prior to Maturity	0.00	0.00
Totals		33,648,600.51		0.00	643,352.06
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	33,648,600.51	5.080320%	5.043000%	2
10/13/23	0	0.00	0	0.00	1	12,935,999.01	0	0.00	0	0.00	0	0.00	0	0.00	8	156,951,540.12	5.113774%	5.079442%	2
09/12/23	0	0.00	0	0.00	1	12,935,999.01	0	0.00	0	0.00	0	0.00	0	0.00	1	5,235,222.26	5.110859%	5.082652%	3
08/11/23	0	0.00	0	0.00	1	12,969,203.87	0	0.00	0	0.00	0	0.00	0	0.00	4	25,353,198.35	5.088615%	5.059954%	4
07/12/23	0	0.00	0	0.00	1	13,002,246.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.081057%	5.050769%	5
06/12/23	0	0.00	0	0.00	1	13,037,181.98	0	0.00	0	0.00	0	0.00	0	0.00	1	5,220,725.32	5.081163%	5.050869%	6
05/12/23	0	0.00	0	0.00	1	13,069,892.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.079807%	5.049633%	7
04/13/23	0	0.00	0	0.00	1	13,104,508.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.079910%	5.049730%	8
03/10/23	0	0.00	0	0.00	1	13,136,890.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.080007%	5.049822%	9
02/10/23	0	0.00	0	0.00	1	13,175,341.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.080117%	5.049926%	10
01/12/23	0	0.00	0	0.00	1	13,207,377.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.080212%	5.050017%	11
12/12/22	0	0.00	0	0.00	1	13,239,256.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.080306%	5.050106%	12
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
19	695100244	10/06/23	0	B	91,814.10	91,814.10	0.00	13,795,677.80	10/27/23	13
Totals					91,814.10	91,814.10	0.00	13,795,677.80

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		11,505,407	11,505,407	0		0
0 - 6 Months		255,394,747	255,394,747	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-23	266,900,155	266,900,155	0	0	0	0
Oct-23	357,874,044	344,938,045	0	0	12,935,999	0
Sep-23	526,715,737	513,779,738	0	0	12,935,999	0
Aug-23	583,075,621	570,106,417	0	0	12,969,204	0
Jul-23	643,818,536	630,816,289	0	0	13,002,247	0
Jun-23	645,136,437	632,099,255	0	0	13,037,182	0
May-23	651,596,659	638,526,766	0	0	13,069,893	0
Apr-23	652,915,738	639,811,230	0	0	13,104,508	0
Mar-23	654,143,979	641,007,089	0	0	13,136,890	0
Feb-23	655,623,076	642,447,735	0	0	13,175,341	0
Jan-23	656,839,411	643,632,033	0	0	13,207,377	0
Dec-22	658,050,394	644,811,138	0	0	13,239,257	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
19	695100244	13,767,063.23	13,795,677.80	22,500,000.00	10/25/13	537,765.10	0.97490	06/30/23	01/06/24	242
20	695100248	0.00	-	15,500,000.00	05/01/23	944,376.00	0.81240	06/30/23	01/06/24	206
Totals		13,767,063.23	13,795,677.80	38,000,000.00		1,482,141.10

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	695100244	MF	LA	10/27/23	13
Imminent default due to lack of available financing options to pay the loan off at maturity (1/6/24).

20	695100248	LO	NY	05/13/20	7
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	301490011	16,947,564.44	5.60800%	16,947,564.44 5.60800%		10	08/05/20	07/06/20	09/08/20
23	304101104	11,667,345.24	4.95000%	11,667,345.24 4.95000%		10	08/18/20	08/06/20	09/08/20
35	301490035	8,493,167.32	5.12900%	8,493,167.32 5.12900%		10	08/26/20	07/06/20	09/08/20
Totals		37,108,077.00		37,108,077.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	301490002	01/12/22	85,230,384.92	20,700,000.00	26,210,371.44	3,683,495.76	26,210,371.44	22,526,875.68	62,703,509.24	0.00	(143,547.63)	62,847,056.87	62.84%
5	301490005	08/12/21	70,292,484.65	17,000,000.00	21,621,114.65	2,427,313.72	20,674,068.70	18,246,754.98	52,045,729.67	(3,697.80)	428,039.27	51,617,690.40	66.17%
15	301490015	01/12/22	15,042,664.56	8,900,000.00	9,820,067.91	1,286,425.62	9,498,290.23	8,211,864.61	6,830,799.95	0.00	358,965.45	6,471,834.50	36.98%
54	301490054	02/12/19	5,727,170.58	3,850,000.00	6,170,576.58	450,729.07	6,170,576.58	5,719,847.51	7,323.07	0.00	458.84	6,864.23	0.11%
67	301490067	01/10/20	3,149,061.09	2,650,000.00	2,999,350.58	1,194,468.50	2,831,125.62	1,636,657.12	1,512,403.97	0.00	21,236.27	1,491,167.70	38.93%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			179,441,765.80	53,100,000.00	66,821,481.16	9,042,432.67	65,384,432.57	56,341,999.90	123,099,765.90	(3,697.80)	665,152.20	122,434,613.70

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/10/23	0.00	77,242.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	301490002	08/11/23	0.00	0.00	62,847,056.87	0.00	0.00	(163.83)	0.00	0.00	62,847,056.87
		04/13/23	0.00	0.00	62,847,220.70	0.00	0.00	430.34	0.00	0.00
		01/12/23	0.00	0.00	62,846,790.36	0.00	0.00	(1,404.28)	0.00	0.00
		11/14/22	0.00	0.00	62,848,194.64	0.00	0.00	13,537.39	0.00	0.00
		08/12/22	0.00	0.00	62,834,657.25	0.00	0.00	196.00	0.00	0.00
		07/12/22	0.00	0.00	62,834,461.25	0.00	0.00	268.22	0.00	0.00
		05/12/22	0.00	0.00	62,834,193.03	0.00	0.00	5,558.96	0.00	0.00
		04/12/22	0.00	0.00	62,828,634.07	0.00	0.00	123,912.99	0.00	0.00
		03/11/22	0.00	0.00	62,704,721.08	0.00	0.00	1,211.84	0.00	0.00
		01/12/22	0.00	0.00	62,703,509.24	0.00	0.00	62,703,509.24	0.00	0.00
5	301490005	11/10/23	0.00	0.00	51,617,690.40	0.00	0.00	3,697.80	0.00	0.00	51,617,690.40
		10/13/23	0.00	0.00	51,613,992.60	0.00	0.00	311.30	0.00	0.00
		09/12/23	0.00	0.00	51,613,681.30	0.00	0.00	4,130.80	0.00	0.00
		08/11/23	0.00	0.00	51,609,550.50	0.00	0.00	3,896.80	0.00	0.00
		07/12/23	0.00	0.00	51,605,653.70	0.00	0.00	15,424.20	0.00	0.00
		04/13/23	0.00	0.00	51,590,229.50	0.00	0.00	576.84	0.00	0.00
		01/12/23	0.00	0.00	51,589,652.66	0.00	0.00	(73,911.57)	0.00	0.00
		04/12/22	0.00	0.00	51,663,564.23	0.00	0.00	6,009.00	0.00	0.00
		02/11/22	0.00	0.00	51,657,555.23	0.00	0.00	(284,040.45)	0.00	0.00
		12/10/21	0.00	0.00	51,941,595.68	0.00	0.00	2,797.00	0.00	0.00
		11/15/21	0.00	0.00	51,938,798.68	0.00	0.00	3,581.47	0.00	0.00
		10/13/21	0.00	0.00	51,935,217.21	0.00	0.00	(110,653.46)	0.00	0.00
		09/13/21	0.00	0.00	52,045,870.67	0.00	0.00	141.00	0.00	0.00
		08/12/21	0.00	0.00	52,045,729.67	0.00	0.00	52,045,729.67	0.00	0.00
15	301490015	08/11/23	0.00	0.00	6,471,834.50	0.00	0.00	330.67	0.00	0.00	6,471,834.50
		07/12/23	0.00	0.00	6,471,503.83	0.00	0.00	278.00	0.00	0.00
		04/13/23	0.00	0.00	6,471,225.83	0.00	0.00	(99,388.71)	0.00	0.00
		11/14/22	0.00	0.00	6,570,614.54	0.00	0.00	40.70	0.00	0.00
		08/12/22	0.00	0.00	6,570,573.84	0.00	0.00	(164,335.43)	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
15	301490015	06/10/22	0.00	0.00	6,734,909.27	0.00	0.00	57.80	0.00	0.00
		05/12/22	0.00	0.00	6,734,851.47	0.00	0.00	(97,389.86)	0.00	0.00
		04/12/22	0.00	0.00	6,832,241.33	0.00	0.00	176.18	0.00	0.00
		03/11/22	0.00	0.00	6,832,065.15	0.00	0.00	1,265.20	0.00	0.00
		01/12/22	0.00	0.00	6,830,799.95	0.00	0.00	6,830,799.95	0.00	0.00
54	301490054	05/12/20	0.00	0.00	6,864.23	0.00	0.00	(276.92)	0.00	0.00	6,864.23
		04/13/20	0.00	0.00	7,141.15	0.00	0.00	(276.92)	0.00	0.00
		12/12/19	0.00	0.00	7,418.07	0.00	0.00	95.00	0.00	0.00
		02/12/19	0.00	0.00	7,323.07	0.00	0.00	7,323.07	0.00	0.00
67	301490067	09/13/21	0.00	0.00	1,491,167.70	0.00	0.00	251.42	0.00	0.00	1,491,167.70
		01/12/21	0.00	0.00	1,490,916.28	0.00	0.00	34.22	0.00	0.00
		08/12/20	0.00	0.00	1,490,882.06	0.00	0.00	70.00	0.00	0.00
		07/10/20	0.00	0.00	1,490,812.06	0.00	0.00	353.58	0.00	0.00
		05/12/20	0.00	0.00	1,490,458.48	0.00	0.00	(22,375.99)	0.00	0.00
		02/12/20	0.00	0.00	1,512,834.47	0.00	0.00	430.50	0.00	0.00
		01/10/20	0.00	0.00	1,512,403.97	0.00	0.00	1,512,403.97	0.00	0.00
Current Period Totals			0.00	77,242.77	0.00	0.00	0.00	3,697.80	0.00	0.00	3,697.80
Cumulative Totals			0.00	77,242.77	122,434,613.70	0.00	0.00	122,434,613.70	0.00	0.00	122,434,613.70

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
19	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	(61,338.20)	0.00	(143,500.00)	0.00	0.00	(298,283.49)	0.00	0.00	0.00	0.00	0.00	0.00
Total	(61,338.20)	0.00	(140,000.00)	0.00	0.00	(298,283.49)	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(499,621.69)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29